RELATED PARTY TRANSACTIONS OMNIBUS AGREEMENT (Details)	Aug. 31, 2016 USD ($)
PBF LLC [Member] | Fourth Amended and Restated Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee	$ 4,000,000